UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22164

PSP Family of Funds

(Exact name of registrant as specified in charter)

1345 Avenue of Americas, 3rd Floor, New York, NY 10105

(Address of principal executive offices)(Zip Code)

Sean McCooey, 1345 Avenue of Americas, 3rd Floor, New York, NY 10105

(Name and address of agent for service)

Registrant's telephone number, including area code: (855) 318-2804

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSP Multi-Manager Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 55.93%

Aircraft Parts & Auxiliary Equipment, NEC - 2.51%
504	Axel Springer SE	$ 27,651
38,701	Inmob Colonial *	28,300
		55,951
Application Software - 0.83%
1,322	Opera Software ASA	18,513

Auto Controls for Regulating Residential & Commercial Environments - 0.87%
343	Ingersoil Rand, Plc.	19,331

Auto Parts - 0.81%
429	Shw AG (Germany)	18,072

Banks - 1.69%
468	Bank of Georgia Holdings, Plc.	18,650
3,093	Banco Popular Espanol S.A. (Spain)	18,985
		37,635
Beverages - 0.87%
208	PepsiCo., Inc.	19,363

Casinos & Gaming - 0.99%
25,874	Sportech, Plc. (London) *	22,023

Cigarettes - 0.91%
89	Philip Morris International, Inc.	7,422
578	Vector Group, Ltd.	12,828
		20,250
Communications Services, NEC - 0.13%
818	Globalstar, Inc. *	2,994

Cutlery, Handtools & General Hardware - 0.87%
219	Stanley Black & Decker, Inc.	19,445

Electric Services - 0.81%
2,037	CPL Resources, Plc. (Dublin)	17,983

Electrical Components - 1.24%
534	Legrand S.A.	27,782

Electromedical & Electrotherapeutic Apparatus - 0.38%
802	Volcano Corp. *	8,533

Electronic Components - 0.92%
369	Kontron AG *	2,310
4,045	Stanley Gibbons Group	18,199
		20,509
Factory Automation Equipment - 1.25%
301	Manz AG *	27,888

Food & Drug Stores - 1.18%
6,108	Ocado Group, Plc. (London) *	26,242

Gaskets, Packaging, Sealing Devices & Rubber & Plastic Hose - 0.45%
167	Enpro Industries, Inc. *	10,109

Gold & Silver Ores - 0.28%
830	Mag Silver Corp. *	6,175

Hotels & Motels - 0.64%
573	Patterson-UTI Energy, Inc. *	14,377

Infrastructure Construction - 1.25%
499	Eiffage S.A. (London)	27,830

Life Insurance - 1.25%
9,180	Intesa Sanpaolo S.p.A. (Borsa Italiana)	27,918

Malt Beverages - 0.45%
136	Molson Coors Brewing Co.	10,124

Metalwaorking Machinery - 1.56%
198	Feintool International Holdings AG (Switzerland)	16,597
1,042	LPKF Laser & Electronics AG (Germany)	18,147
		34,744
Motor Vehicles & Passenger Car Bodies - 0.52%
360	General Motors Co.	11,498

Newspapters: Publishing or Publishing & Printing - 0.71%
959	News Corp. Class-A *	15,843

Nonwood Building Materials - 1.25%
1,736	Kingspan Group, Plc. (London)	27,801

Packaged Foods - 0.81%
2,908	Dairy Crest Group, Plc. (London)	18,092

Pharmaceuticlas Preparations - 3.72%
707	Abbotts Laboratories	29,404
23	Johnson & Johnson	2,452
122	Biomarin Pharmaceutical, Inc. *	8,803
418	Pfizer, Inc.	12,360
328	Mylan, Inc. *	14,921
406	Zoetis, Inc. Class-A	15,002
		82,942
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.88%
375	Dow Chemical Co.	19,665

Private Equity - 0.81%
5,451	IP Group, Plc. (London) *	18,046

Publishing & Broadcasting - 0.78%
263	Tribune Co. *	17,305

Radiotelephone Communications - 0.79%
608	T-Mobile US, Inc. *	17,553

Real Estate - 0.17%
200	Northstar Asset Management Group, Inc. *	3,684

Real Estate Services - 0.80%
5,137	Foxtons Group, Plc. (London)	17,906

Retail- Department Stores - 0.71%
1,571	J.C. Penney Co., Inc. *	15,773

Retail-Grocery Stores - 0.84%
548	Safeway, Inc.	18,796

Retail-Retail Stores, NEC - 1.86%
445	IAC/Interactivecorp	29,325
175	PetsMart, Inc.	12,266
		41,591
Retail-Women's Clothing Stores - 1.63%
882	Ann, Inc. *	36,277

Security Brokers, Dealers & Flotation Companies - 1.04%
6,032	Mediaset S.p.A (Borsa Italiana) *	23,159

Services-Business Services, NEC - 1.16%
759	FTD Companies, Inc. *	25,889

Services-Detective, Guard & Armored Car Services - 1.13%
708	ADT Corp.	25,106

Services-Medical Laboratories - 1.27%
762	Amadeus It Holding S.A. (Spain)	28,428

Services-Personal Services - 1.17%
1,231	Service Corp. International	26,023

Steel Works, Blast Furnaces & Rolling Milsl (Coke Ovens) - 0.54%
532	Suncoke Energy, Inc. *	11,943

Surety Insurance - 0.84%
845	Assured Guaranty, Ltd.	18,725

Telecomm Carriers - 1.22%
23,737	Telecomm Italia S.p.A. *	27,206

Telephone Communication - 2.41%
256	Fairpoint Communications, Inc. *	3,883
600	Verizon Communications	29,994
831	Telephone & Data System, Inc.	19,911
		53,788
Television Broadcasting Stations - 1.73%
413	CBS Corp. Class-B	22,096
2,085	Gray Television, Inc. *	16,430
		38,526
Title Insurance - 1.56%
1,254	Fidelity National Financial, Inc.	34,786

Utilities Networks - 1.60%
919	RWE AG (Germany)	35,812

Wealth Management - 0.82%
545	Avanza Bank Holding AB (Stockholm)	18,393

Wholesale-Chemicals & Allied Products - 1.07%
229	Ashland, Inc.	23,840

TOTAL FOR COMMON STOCK (Cost $1,284,430) - 55.93%		$ 1,248,187

PUT OPTIONS - 0.23% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	iShares iBoxx $ High Yield Corporate Bond
500	October 2014 Put @ $109.00	1,316

	iShares Russell 2000 ETF
400	October 2014 Put @ $90.00	225

	iShares Russell 2000 ETF
700	October 2014 Put @ $109.50	1,694

	SPDR S&P 500 ETF
700	November 2014 Put @ $196.00	2,674

	Total (Premiums Paid $4,954) - 0.23%	5,909

CALL OPTIONS - 0.51% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Activision Blizzard, Inc.
600	February 2015 Call @ $24.00	276

	Lorillard, Inc.
400	March 2015 Call @ $60.00	1,072

	Lorillard, Inc.
800	March 2015 Call @ $62.50	1,160

	S&P 500 Index
100	December 2014 Call @ $2050.00	1,500

	SPDR S&P 500 ETF
600	December 2014 Call @ $185.00	9,042

	Total (Premiums Paid $16,601) - 0.51%	13,050

REAL ESTATE INVESTMENT TRUSTS - 1.97%
1,218	NorthStar Realty Financial Corp.	21,522
1,486	Winthrop Realty Trust	22,394

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $44,733) - 1.97%		43,916

CORPORATE BONDS - 1.68%
19,000	CCRUNCN, 10.875%, 02/15/2018	19,000
22,000	JC Penny, 5.65%, 06/01/2020	18,480

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $39,708) - 1.68%		37,480

TOTAL INVESTMENTS (Cost $1,390,425) - 60.43%		1,348,542

OTHER ASSETS LESS LIABILITIES - 39.57%		883,080

NET ASSETS - 100.00%		$ 2,231,622

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at September 30, 2014.

1. SECURITY TRANSACTIONS

At September 30, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $631,619 amounted to $2,946, which consisted of aggregate gross unrealized appreciation of $38,504 and aggregate gross unrealized depreciation of $41,450.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of September 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,248,187	$0	$0	$1,248,187
Corporate Bonds	$37,480	$0	$0	$37,480
Put Options	$5,909	$0	$0	$5,909
Call Options	$13,050	$0	$0	$13,050
Real Estate Investment Trusts	$43,916	$0	$0	$43,916
Total	$1,348,542	$0	$0	$1,348,542

	PSP Multi-Manager Fund
	Schedule of Securities Sold Short
	September 30, 2014 (Unaudited)

Shares		Value

PUT OPTIONS
	Activision Blizzard, Inc.
600	February 2015 Put @ $21.00	714

	iShares Russell 2000 ETF
600	October 2014 Put @ $103	246

	iShares Russell 2000 ETF
1,100	October 2014 Put @ $105.50	1,353

	iShares Russell 2000 ETF
500	November 2014 Put @ $104.00	860

	iShares iBoxx $ High Yield Corporate Bond
500	October 2014 Put @ $87.00	125

	Lorillard, Inc.
800	March 2015 Put @ $50.00	672

	Lorillard, Inc.
400	March 2015 Put @ $52.50	500

	S&P 500 Mini
100	October 2014 Put @ $196.00	125

	S&P 500 Mini
200	October 2014 Put @ $194.00	238

	SPDR S&P 500 ETF
100	October 2014 Put @ $196.00	185

	SPDR S&P 500 ETF
100	October 2014 Put @ $195.00	199

	SPDR S&P 500 ETF
100	October 2014 Put @ $192.50	173

	SPDR S&P 500 ETF
900	November 2014 Put @ $185.00	1,305

	SPDR S&P 500 ETF
300	December 2014 Put @ $170.00	306

	Total (Premiums Paid $5,948) - 0.85%	7,001

CALL OPTIONS
	S&P 500 Mini
100	September 2014 Call @ $204.00	2

	S&P 500 Mini
100	October 2014 Call @ $204.00	6

	S&P 500 Mini
200	October 2014 Call @ $203.00	90

	SPDR S&P 500 ETF
100	October 2014 Call @ $204.00	11

	SPDR S&P 500 ETF
100	October 2014 Call @ $203.00	32

	SPDR S&P 500 ETF
100	October 2014 Call @ $200.50	144

	SPDR S&P 500 ETF
600	December 2014 Call @ $200.00	2,280

	Total (Premiums Paid $3,677) - 0.69%	2,565

EXCHANGE TRADED FUNDS
469	Industrial Select Sector SPDR ETF	24,927
621	iShares Russell 2000 ETF	67,906
231	iShares Silver Trust ETF	3,777
96	SPDR Barclays High Yield Bond ETF	3,857
200	SPDR Trust Series 1 ETF	39,404

TOTAL FOR EXCHANGE TRADED FUNDS (Proceeds $145,369)		139,871

TOTAL SECURITIES SOLD SHORT (Proceeds $311,496)		$ 149,437

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSP Family of Funds

/s/ Sean McCooey

*Sean McCooey

President

Date December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sean McCooey

*Sean McCooey

President

Date December 1, 2014

* Print the name and title of each signing officer under his or her signature.